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                    [PFL Life Insurance Company Letterhead]


September 11, 2000


VIA EDGAR


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:  PFL Retirement Builder Variable Annuity Account
     File No. 811-07689, CIK 0001016809
     Rule 30b2-1 Filing

Commissioners:

As required by Rule 30d-2 under the Investment Company Act of 1940, as amended (the "Act"), PFL Retirement Builder Variable Annuity Account, a unit investment trust registered under the Act, recently mailed to its contract owners the semi-annual report for the following underlying management investment companies:
Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, AIM Variable Insurance Funds, Dreyfus Stock Index Fund, Dreyfus Variable Investment Fund, MFS Variable Insurance Trust, Oppenheimer Variable Account Funds, Transamerica Variable Insurance Fund, Inc., WRL Series, Fund, Inc., Davis Variable Account Fund, Inc., Evergreen Variable Trust, Federated Insurance Series, Franklin Templeton Variable Insurance Products Trust, Putnam Variable Trust, and One Group Investment Trust. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act, on August 24, 2000, Variable Insurance Products Fund filed its semi-annual report with the Commission via EDGAR (CIK:
0000356494); on August 24, 2000, Variable Insurance Products Fund II filed its semi-annual report with the Commission via EDGAR (CIK: 0000831016); on August 25, 2000, Variable Insurance Products Fund III filed its semi-annual report with the Commission via EDGAR (CIK: 0000927384); on September 1, 2000, AIM Variable Insurance Funds, Inc. filed its semi-annual report with the Commission via EDGAR (CIK: 0000896435); on August 24, 2000, Dreyfus Stock Index Fund filed its semi-annual report with the Commission via EDGAR (CIK: 0000846800); on August 18, 2000, Dreyfus Variable Investment Fund filed its semi-annual report with the Commission via EDGAR (CIK: 0000813383); on August 11, 2000, MFS Variable Insurance Trust filed its semi-annual report with the Commission via EDGAR (CIK:
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Securities and Exchange Commission
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September 11, 2000

0000918571); on September 7, 2000, Oppenheimer Variable Account Funds filed its semi-annual report with the Commission via EDGAR (CIK: 0000752737); on September 7, 2000, Transamerica Variable Insurance Fund, Inc. filed its semi-annual report with the Commission via EDGAR (CIK: 0001002786); on August 25, 2000, WRL Series Fund, Inc. filed its semi-annual report with the Commission via EDGAR (CIK:
0000778207); on August 21, 2000, Davis Variable Account Fund, Inc. filed its semi-annual report with the Commission via EDGAR (CIK: 0001084060); on September 8, 2000, Evergreen Variable Trust filed its semi-annual report with the Commission via EDGAR (CIK: 0000928754); on August 21, 2000, Federated Insurance Series filed its semi-annual report with the Commission via EDGAR (CIK: 0000912577); on September 8, 2000, Franklin Templeton Variable Insurance Products Trust filed its semi-annual report with the Commission via EDGAR (CIK:
0000837274); on September 6, 2000 Putnam Variable Trust filed its semi-annual report with the Commission via EDGAR (CIK: 0000822671); and on September 5, 2000, One Group Investment Trust filed its semi-annual report with the Commission via EDGAR (CIK: 0000909221). To the extent necessary, these filings are incorporated herein by reference.

Very truly yours,

PFL Life Insurance Company

/s/ Frank A. Camp

Frank A. Camp
Division General Counsel
Financial Markets Division